Significant accounting policies - Amortization of Intangible Assets Estimated Economic Lives (Detail)	6 Months Ended
Jun. 30, 2013
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable Life	4 years 8 months 12 days
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Amortizable Life	7 years